EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 10,598	$ 9,649	$ 9,606
Net income	1,076	93	(127)
OCI	217	203	(221)
Comprehensive income (loss)	1,293	296	(348)
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	378	243	255
Net income	36	11	7
OCI	0	0	0
Comprehensive income (loss)	$ 36	$ 11	$ 7